Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepaid Expense, Current [Abstract]
Prepaid Expenses and Other Current Assets

7. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of December 31, 2025 and 2024 consisted of the following (in thousands):

	December 31,
	2025	2024
Value-added tax refund receivable	$763	$1,575
Insurance	1,982	—
Deposits	1,305	—
Other	899	1,478
Total prepaid expenses and other current assets	$4,949	$3,053